ASSURANCE AND ADVISORY
                                                          BUSINESS SERVICES
                                                          ----------------------




-------------------------------------------------------------
                  STRATIGOS FUND, L.L.C.

                  FINANCIAL STATEMENTS

                  WITH REPORT OF INDEPENDENT AUDITORS
                  FOR THE YEAR ENDED
                  DECEMBER 31, 2002
-------------------------------------------------------------









--------------------------------------------------------------------------------
                                                    [LOGO OMITTED] ERNST & YOUNG
--------------------------------------------------------------------------------



                                                               ERNST & YOUNG LLP

                             STRATIGOS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                      FOR THE YEAR ENDED DECEMBER 31, 2002








                                    CONTENTS



Report of Independent Auditors............................................... 1
Statement of Assets, Liabilities and Members' Capital........................ 2
Statement of Operations...................................................... 3
Statement of Changes in Members' Capital - Net Assets........................ 4
Notes to Financial Statements................................................ 5
Schedule of Portfolio Investments............................................13
Schedule of Securities Sold, Not Yet Purchased...............................15

 [LOGO OMITTED]
 ERNST & YOUNG  | | ERNST & YOUNG LLP                  | | Phone: (212) 773-3000
                    5 Times Square                         www.ey.com
                    New York, New York 10036-6530



                         REPORT OF INDEPENDENT AUDITORS

 To the Members of
   Stratigos Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Stratigos Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased, as of December 31, 2002, and the related statement of operations for the year then ended, and the statement of changes in members' capital - net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Stratigos Fund, L.L.C. at December 31, 2002, the results of its operations for the year then ended, and the changes in its members' capital - net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                           /S/ ERNST & YOUNG LLP


 February 7, 2003

                    A Member Practice of Ernst & Young Global

STRATIGOS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------
                                                               DECEMBER 31, 2002
ASSETS

Investment in securities, at market (cost - $5,478)                $  5,320
Cash and cash equivalents                                               729
Due from broker                                                       1,685
Dividends receivable                                                      1
Interest receivable                                                       1
                                                                   --------

       TOTAL ASSETS                                                   7,736
                                                                   --------

LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $764)         539
Withdrawals payable                                                   1,434
Administration fees payable                                               9
Accrued expenses                                                         60
                                                                   --------

       TOTAL LIABILITIES                                              2,042
                                                                   --------

             NET ASSETS                                            $  5,694
                                                                   ========

MEMBERS' CAPITAL - NET ASSETS

Represented by:
Net capital contributions                                          $  5,627
Net unrealized appreciation on investments                               67
                                                                   --------

       MEMBERS' CAPITAL - NET ASSETS                               $  5,694
                                                                   ========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                                YEAR ENDED
                                                            DECEMBER 31, 2002

INVESTMENT INCOME
    Interest                                                     $      23
    Dividends, net of withholding tax of $1                              3
    Miscellaneous                                                        2
                                                                 ---------
                                                                        28
                                                                 ---------
EXPENSES
       Professional fees                                               120
       Administration fees                                             107
       Accounting and investor servicing fees                           89
       Custodian fees                                                   35
       Board of Managers' fees and expenses                             23
       Prime broker fees                                                12
       Interest expense                                                  4
       Dividends on securities sold, not yet purchased                   4
       Insurance expense                                                 2
       Miscellaneous                                                    13
                                                                 ---------
          TOTAL EXPENSES                                               409
                                                                 ---------

          NET INVESTMENT LOSS                                         (381)
                                                                 ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    REALIZED GAIN (LOSS) ON INVESTMENTS:
       Investment securities                                        (6,099)
       Purchased options                                               (85)
       Securities sold, not yet purchased                              696
                                                                 ---------

          NET REALIZED LOSS ON INVESTMENTS                          (5,488)
                                                                 ---------
    NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS             2,062
                                                                 ---------

          NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS           (3,426)
                                                                 ---------

          DECREASE IN MEMBERS' CAPITAL DERIVED FROM
              INVESTMENT ACTIVITIES                              $  (3,807)
                                                                 =========

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBER'S CAPITAL - NET ASSETS (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------

                                                                SPECIAL
                                                                ADVISORY
                                                                 MEMBER              MEMBERS              TOTAL
                                                              -----------           ----------           ---------

MEMBERS' CAPITAL, DECEMBER 31, 2000                           $        --           $   23,250           $  23,250

FROM INVESTMENT ACTIVITIES
        Net investment loss                                            --                 (519)               (519)
        Net realized loss on investments                               --              (20,949)            (20,949)
        Net change in unrealized appreciation on                       --
               investments                                                               9,361               9,361
                                                              -----------           ----------           ---------
        DECREASE IN MEMBERS' CAPITAL                                   --              (12,107)            (12,107)
             DERIVED FROM INVESTMENT ACTIVITIES

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                                          --                1,877               1,877
        Capital withdrawals                                            --               (2,331)             (2,331)
        Syndication costs                                                                   (4)                 (4)
                                                              -----------           ----------           ---------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                         --                 (458)               (458)

MEMBERS' CAPITAL, DECEMBER 31, 2001                           $        --           $   10,685           $  10,685
                                                              ===========           ==========           =========

FROM INVESTMENT ACTIVITIES
        Net investment loss                                            --                 (381)               (381)
        Net realized loss on investments                               --               (5,488)             (5,488)
        Net change in unrealized appreciation on
               investments                                             --                2,062               2,062
                                                              -----------           ----------           ---------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM INVESTMENT ACTIVITIES                        --               (3,807)             (3,807)

MEMBERS' CAPITAL TRANSACTIONS
        Capital contributions                                          --                  250                 250
        Capital withdrawals                                            --               (1,434)             (1,434)
                                                              -----------           ----------           ---------
        DECREASE IN MEMBERS' CAPITAL
             DERIVED FROM CAPITAL TRANSACTIONS                         --               (1,184)             (1,184)

MEMBERS' CAPITAL, DECEMBER 31, 2002                           $        --           $    5,694           $   5,694
                                                              ===========           ==========           =========

The accompanying notes are integral part of these financial statements.

STRATIGOS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Stratigos Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware on April 14, 2000. The Company is registered under the Investment Company Act of 1940, as amended, (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of April 26, 2000. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the Board of Managers and an Adviser. CIBC Oppenheimer Advisers, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") is the managing member and controlling person of the Adviser. Effective
         January 1, 2002, Takis Sparaggis assumed the position of Managing Director of Alkeon Capital Management, L.L.C. ("Alkeon"), a new investment advisory firm. Subject to the oversight of CIBC WM, Mr. Sparaggis will continue as the portfolio manager of the Company, and Alkeon was admitted as a non-managing member of the Company's Adviser. CIBC WM is a minority joint venture partner in Alkeon.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Board of Managers that the Company offer to repurchase interests from Members once in each year, effective as of the end of each such year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. REVENUE RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on the ex-dividend date, net of applicable withholding taxes. Interest income and expense are recorded on the accrual basis.

     B. PORTFOLIO VALUATION

     Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

     Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

     All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         C. CASH EQUIVALENTS

         The Company treats all highly-liquid financial instruments that mature within three months as cash equivalents. At December 31, 2002, $728,562 in cash equivalents was held at PNC Bank.

         D. INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company has been made. The Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($381,229) and ($5,487,937) from accumulated net investment loss and accumulated net realized loss on investments, respectively, to net capital contributions during the year ended December 31, 2002. This reclassification is a result of permanent book to tax differences to reflect as an adjustment to net capital contributed the amounts of taxable income or loss that have been allocated the Company's Members and had no effect on net assets.

         E. RECLASSIFICATIONS

         Certain of the amounts presented in the statement of changes in members' capital - net assets for the year ended December 31, 2001 have been reclassified to conform to the current year's presentation.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of 0.10417% (1.25% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         During the year ended December 31, 2002, CIBC WM earned $1,048 in brokerage commissions from the portfolio transactions executed on behalf of the Company.

         Net profits or net losses of the Company for each fiscal period will be allocated among and credited to or debited against the capital accounts of all Members (but not the Special Advisory Account) as of the last day of each fiscal period in accordance with Members' respective investment percentages for the fiscal period. The Adviser, in capacity as the Special Advisory Member of the Company, will

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. By the last business day of the month following the date on which an Incentive Allocation is made, the Adviser may withdraw up to 100% of the Incentive Allocation that was credited to the Special Advisory Account with respect to the allocation period. During the year ended December 31, 2002, there was no Incentive Allocation to the Special Advisory Member.

         Each member of the Board of Managers (a "Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, one Manager, Howard M. Singer, is an "interested person" of the Company as defined by the Act. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the year ended December 31, 2002, fees (including meeting fees and the annual retainer) and expenses paid to the Managers totaled $22,800.

         PFPC Trust Company (the "Custodian") serves as custodian of the Company's assets.

         PFPC Inc.  serves as  Investor  Services  and  Accounting  Agent to the
         Company,   and,  in  that   capacity   provides   certain   accounting,
         recordkeeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the year ended December 31, 2002, amounted to $18,164,179 and $21,146,347, respectively.

         At December 31, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 2002, net unrealized appreciation on investments was $67,161 consisting of $501,605 gross unrealized appreciation and $434,444 gross unrealized depreciation.

         Due from broker represents proceeds from securities sold, not yet purchased held and excess cash at the prime broker as of December 31, 2002.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness,

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     5.  SHORT-TERM BORROWINGS (CONTINUED)

         including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 2002, the Company had no outstanding margin borrowing. For the year ended December 31, 2002, the average daily amount of such borrowings was $142,113, and the daily weighted average annualized interest rate was 2.55%.

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company may maintain cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

         Securities sold, not yet purchased represents obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk, as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         During the year ended December 31, 2002, the transactions in purchased options were as follows:

                                                             CALL OPTIONS
                                                   ----------------------------
                                                      NUMBER
                                                   OF CONTRACTS        COST
                                                   ------------     -----------
                     Beginning balance                       0      $         0
                     Options purchased                      82          124,746
                     Options closed                        (82)        (124,746)
                     Options expired                         0                0
                                                       -------      -----------
                     Options outstanding at
                             December 31, 2002               0      $         0
                                                       =======      ===========

         When the Company writes an option, the premium received by the Company is recorded as a liability and is subsequently adjusted to the current market value of the option written. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. In writing an option, the Company bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

         Exercise of an option written by the Company could result in the Company selling or buying a security at a price different from the current market value.

         There were no transactions in written options during the year ended December 31, 2002.

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                                                                                               SEPTEMBER 1, 2000
                                                                                                               (COMMENCEMENT OF
                                                            YEAR ENDED                  YEAR ENDED               OPERATIONS) TO
                                                         DECEMBER 31, 2002          DECEMBER 31, 2001          DECEMBER 31, 2000
                                                         -----------------          -----------------          -----------------
         Net assets, end of period (000)                       $5,694                     $10,685                    $23,250
         Ratio of net investment loss to
                average net assets                             (4.52%)                     (3.40%)                    (5.18%)*
         Ratio of expenses to average net
                assets                                          4.85%                       3.57%                      5.80%*
         Portfolio turnover                                   217.94%                     147.61%                     68.25%
         Total return **                                      (35.00%)                    (48.76%)                   (51.12%)
         Average debt ratio                                     1.69%                       0.58%                      2.11%

          *       Annualized.
          **      Total  return  assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, net of incentive  allocation to the Special  Advisory Member,  if any. Total return for a period of less than a full year is not annualized.

     8.  SUBSEQUENT EVENTS

         Subsequent to December 31, 2002, the Company received initial and additional capital contributions from Members of $5,309,978. Of the contributions received, $168,000 was in cash and $5,141,978 was from securities contributed in-kind from investors exchanging their full pro-rata interests from Balius Fund, L.L.C. into the Company.

         After the close of business on December 31, 2002, Balius Fund, L.L.C. ("Balius") transferred to the Company substantially all of Balius' assets (after setting aside assets to satisfy the liabilities of Balius, if any, including any amount necessary to fund the withdrawals of those Balius investors not becoming members of the Company) in exchange for interests in Stratigos having a net asset value equal to the December 31, 2002 value of the assets transferred (this transaction is hereinafter termed the "Exchange").

STRATIGOS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SUBSEQUENT EVENTS (CONTINUED)

         The interests in Stratigos received in the Exchange were simultaneously distributed to each Balius investor participating in the Exchange in proportion to its capital account in Balius as of December 31, 2002. Balius investors who elected to participate in the Exchange became members of Stratigos effective January 1, 2003. An Order was obtained from the SEC in December 2002 permitting the Exchange.

         Fahnestock Viner Holdings Inc. ("Fahnestock"), its subsidiary Fahnestock & Co., Inc. ("Fahnestock & Co."), CIBC WM and Canadian Imperial Bank of Commerce entered into an agreement pursuant to which Fahnestock & Co. agreed to acquire the investment fund management business of CIBC WM (the "Transaction"), including its ownership interests in, and control of, the Adviser (to be renamed Advantage Advisers Management, L.L.C.). In connection with the Transaction, CIBC WM will cease to serve as the managing member of the Adviser and will be replaced by Oppenheimer Asset Management Inc. (or an affiliate thereof), an affiliate of Fahnestock. In addition, CIBC WM will cease to serve as the Company's placement agent and will be replaced by Fahnestock & Co. The Act provides that the change in control of the Adviser resulting from the Transaction will constitute an "assignment" of the currently effective investment advisory agreement between the Adviser and the Company. As required by the Act, such an assignment will result in the automatic termination of that agreement. In anticipation of the consummation of the Transaction and to provide continuity in investment advisory services to the Company, the Board of Managers, at a meeting held on January 24, 2003, unanimously approved a new investment advisory agreement that would become effective upon the consummation of the Transaction, subject to the approval of the Members, who are expected to vote on this proposal in the first half of 2003.

         Subject to receipt of the requisite approval of Members, who are expected to vote on this proposal in the first half of 2003, the Board of Managers has also nominated seven persons to serve as Managers of the Company.

         The fees charged to the Company and the Members will not change as a result of the Transaction. The Transaction will not otherwise affect any rights, privileges or obligations of the Members. In addition, the Transaction will have no tax consequences to any Member or the Company.

STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
-----------------------------------------------------------------------------------------------------

                                                                                    DECEMBER 31, 2002
         SHARES                                                                        MARKET VALUE
                    INVESTMENT IN SECURITIES - 93.42%
                    COMMON STOCK - 93.42%
                      APPLICATIONS SOFTWARE - 12.94%
          8,770         Microsoft Corp.*                                              $     453,409
         38,340         Siebel Systems, Inc.                                                283,716
                                                                                      -------------
                                                                                            737,125
                                                                                      -------------
                      COMPUTERS - 11.27%
         12,940         Dell Computer Corp.*                                                346,016
         17,040         Hewlett-Packard Co.                                                 295,814
                                                                                      -------------
                                                                                            641,830
                                                                                      -------------
                      COMPUTERS - PERIPHERAL EQUIPMENT - 4.50%
          4,240         Lexmark International Group, Inc.*                                  256,520
                                                                                      -------------
                      CONSULTING SERVICES - 1.81%
         14,910         BearingPoint, Inc.*                                                 102,879
                                                                                      -------------
                      ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.08%
         10,600         Vishay Intertechnology, Inc.*                                       118,508
                                                                                      -------------
                      ELECTRONIC COMPONENTS - SEMICONDUCTORS - 18.67%
         12,740         Altera Corp.*                                                       157,084
          6,830         Microchip Technology, Inc.                                          166,993
         16,990         Skyworks Solutions, Inc.*                                           146,454
         16,460         STMicroelectronics N.V. NY Shares                                   321,134
         13,190         Xilinx, Inc.*                                                       271,714
                                                                                      -------------
                                                                                          1,063,379
                                                                                      -------------
                      ENTERPRISE SOFTWARE - SERVICE - 7.00%
         20,430         SAP AG - Sponsored ADR                                              398,385
                                                                                      -------------

                      ENTERTAINMENT SOFTWARE - 3.84%
          4,390         Electronic Arts, Inc.*                                              218,490
                                                                                      -------------

                      FINANCE - OTHER SERVICES - 1.34%
          1,750         Chicago Mercantile Exchange*                                         76,405
                                                                                      -------------

                      INTERNET INFRASTRUCTURE SOFTWARE - 1.98%
         18,200         TIBCO Software, Inc.*                                               112,476
                                                                                      -------------

The accompanying notes are an integral part of these financial statements.

STRATIGOS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------

                                                                                    DECEMBER 31, 2002
         SHARES                                                                        MARKET VALUE
                    COMMON STOCK (CONTINUED)

                      INTERNET SECURITY - 1.93%
          6,840         Networks Associates, Inc.*                                    $     110,056
                                                                                      -------------
                      SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 15.03%
         11,630         Analog Devices, Inc.*                                               277,608
          6,370         Integrated Circuit Systems, Inc.*                                   116,252
          3,680         Linear Technology Corp.                                              94,650
         13,780         Marvell Technology Group Ltd.*                                      259,891
         31,902         United Microelectronics Corp. - Sponsored ADR*                      107,191
                                                                                      -------------
                                                                                            855,592
                                                                                      -------------
                      SEMICONDUCTOR EQUIPMENT - 5.66%
          4,550         KLA-Tencor Corp.*                                                   160,934
          5,740         Novellus Systems, Inc.*                                             161,179
                                                                                      -------------
                                                                                            322,113
                                                                                      -------------
                      TELECOMMUNICATIONS EQUIPMENT - 3.55%
         54,600         ADC Telecommunications, Inc.*                                       114,114
         54,600         Nortel Networks Corp.*                                               87,906
                                                                                      -------------
                                                                                            202,020
                                                                                      -------------
                      TRAVEL SERVICES - 1.82%
          4,530         USA Interactive, Inc.*                                              103,828
                                                                                      -------------

                        TOTAL COMMON STOCK (COST $5,477,572)                              5,319,606
                                                                                      =============

                        TOTAL INVESTMENTS IN SECURITIES (COST $5,477,572) - 93.42%        5,319,606
                                                                                      -------------

                        OTHER ASSETS, LESS LIABILITIES - 6.58%**                            374,597
                                                                                      -------------

                        NET ASSETS - 100.00%                                          $   5,694,203
                                                                                      =============

*  Non-income producing security

**Includes $728,562 invested in a PNC Bank Money Market Account, which is 12.79% of net assets.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.
                                     - 14 -

STRATIGOS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
----------------------------------------------------------------------------------------------------

                                                                                    DECEMBER 31, 2002
         SHARES                                                                        MARKET VALUE
                    SECURITIES SOLD, NOT YET PURCHASED - (9.46%)
                      COMMON STOCK - (9.46%)
                      COMMERCIAL SERVICES - FINANCE - (3.51%)
          7,170         Paychex, Inc.                                                 $    (200,043)
                                                                                      -------------

                      ENTERPRISE SOFTWARE - SERVICE - (1.62%)
          6,830         Computer Associates International, Inc.                             (92,205)
                                                                                      -------------

                      PHOTO EQUIPMENT & SUPPLIES - (1.96%)
          3,190         Eastman Kodak Co.                                                  (111,778)
                                                                                      -------------

                      TELECOMMUNICATION SERVICES - (0.20%)
          5,400         Time Warner Telecom, Inc., Class A                                  (11,394)
                                                                                      -------------

                      TELEPHONE - INTEGRATED - (2.17%)
          4,550         SBC Communications, Inc.                                           (123,350)
                                                                                      -------------

                        TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $763,897)  $    (538,770)
                                                                                      =============

The accompanying notes are an integral part of these financial statements.

                       THIS PAGE IS INTENTIONALLY BLANK.

The accompany notes are an integral part of these financial statements.

FUND MANAGEMENT
(UNAUDITED)
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers of the Company is set forth below.



NAME, AGE, ADDRESS AND          TERM OF OFFICE
 POSITION(S) WITH THE           AND LENGTH OF                        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
       COMPANY                  TIME SERVED                       OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY MANAGER
-----------------------------------------------------------------------------------------------------------------------------------
                                                        INDEPENDENT MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------
Jesse H. Ausubel, 51             Indefinite;      Director,  Richard Lounsbery Foundation (1998 to present);  Director, Program for
Rockefeller University         Since Inception    the Human Environment and Senior Research Associate,  The Rockefeller  University
Mail Stop 234                                     (1993  to  present);  Program  Director,  Alfred  P.  Sloan  Foundation  (1994 to
1230 York Avenue                                  present);  Adjunct  Scientist,  Woods  Hole  Oceanographic  Institution  (1995 to
New York, NY 10021                                present);  Director,  Richard Lounsbery Foundation (1998 to present). Mr. Ausubel
Manager                                           also is a Manager  of three  other  investment  companies  for which the  Adviser serves as investment adviser.

-----------------------------------------------------------------------------------------------------------------------------------

Charles F. Barber, 85            Indefinite;      Consultant;  Former Chairman of the Board,  ASARCO  Incorporated;  Director of 16
66 Glenwood Drive              Since Inception    investment  companies  advised by Salomon  Brothers  Asset  Management,  Inc. Mr.
Greenwich, CT 06839                               Barber also is a Manager of five other investment companies for which the Adviser
Manager                                           or one of its affiliates serves as investment adviser.

------------------------------------------------------------------------------------------------------------------------------------

Paul Belica, 81                  Indefinite;      Director  or Trustee  for four  investment  companies  managed by PIMCO  (2000 to
359 Cedar Drive West           Since Inception    present); Advisor, Salomon Smith Barney Inc. (1988 to 2000); Director, Deck House
Briarcliff Manor, NY 10501                        Inc.  (1970 to 1999);  Director,  Central  European  Value  Fund  (1994 to 1999);
Manager                                           Director, Surety Loan Funding Corporation (1998 to present). Mr. Belica also is a
                                                  Manager of three  other  investment  companies  for which the  Adviser  serves as investment adviser.

------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED MANAGER
------------------------------------------------------------------------------------------------------------------------------------

Howard M. Singer, 39             Indefinite;      Managing  Director,  Asset  Management,  CIBC World Markets Corp. Mr. Singer also
CIBC World Markets Corp.       Since Inception    serves as an  Individual  General  Partner or Manager of eleven other  investment
622 Third Avenue, 8th Floor                       companies  for which the Adviser or one of its  affiliates  serves as  investment
New York, NY 10017                                adviser.
Principal Manager

------------------------------------------------------------------------------------------------------------------------------------

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